UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                         February 11, 2005
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     105
                                        ----------------
Form 13F Information Table Value Total:     $3,109,440
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                               December 31, 2004

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------
3M Co                                   Common   88579Y101        137,359   1,673,685     Sole        NONE        1,673,685
AK Steel Holdings Corp                  Common   001547108             11         750     Sole        NONE              750
Abbott Laboratories                     Common   002824100        133,564   2,863,098     Sole        NONE        2,863,098
Adobe Systems Inc                       Common   00724F101          1,662      26,486     Sole        NONE           26,486
Albertsons Inc                          Common   013104104             22         913     Sole        NONE              913
Alltel Corp                             Common   020039103            240       4,090     Sole        NONE            4,090
American Electric Power Co              Common   025537101             17         500     Sole        NONE              500
American Power Conversion               Common   029066107             26       1,200     Sole        NONE            1,200
Amgen Inc                               Common   031162100             58         900     Sole        NONE              900
Anheuser-Busch Companies Inc            Common   035229103         83,013   1,636,375     Sole        NONE        1,636,375
Automatic Data Processing               Common   053015103        116,114   2,618,135     Sole        NONE        2,618,135
BMC Software                            Common   055921100              1          75     Sole        NONE               75
Block H & R Inc                         Common   093671105             48         976     Sole        NONE              976
Boeing Co                               Common   097023105              9         165     Sole        NONE              165
Botswana Rst Ltd ADR                    Common   101349207              0           4     Sole        NONE                4
Bristol-Myers Squibb                    Common   110122108          1,061      41,412     Sole        NONE           41,412
Brown Forman Corp Cl B                  Common   115637209             68       1,400     Sole        NONE            1,400
Certegy Inc                             Common   156880106            380      10,696     Sole        NONE           10,696
Check Point Software                    Common   M22465104             22         900     Sole        NONE              900
ChevronTexaco Corp                      Common   166764100            119       2,266     Sole        NONE            2,266
ChoicePoint Inc                         Common   170388102             14         300     Sole        NONE              300
Cisco Systems Inc                       Common   17275R102             24       1,240     Sole        NONE            1,240
Clorox Co                               Common   189054109        114,180   1,937,557     Sole        NONE        1,937,557
Coca-Cola Co                            Common   191216100         76,852   1,845,622     Sole        NONE        1,845,622
Colgate-Palmolive Co                    Common   194162103         94,204   1,841,360     Sole        NONE        1,841,360
Conagra Foods Inc                       Common   205887102             35       1,200     Sole        NONE            1,200
Consolidated Edison Inc                 Common   209115104            217       4,965     Sole        NONE            4,965
Costco Wholesale Corp                   Common   22160K105             53       1,100     Sole        NONE            1,100
DNP Select Income Fd Inc                Common   23325P104             60       5,000     Sole        NONE            5,000
Del Monte Foods Co                      Common   24522P103             21       1,939     Sole        NONE            1,939
Dionex Corp                             Common   254546104         47,924     845,661     Sole        NONE          845,661
EMC Corp                                Common   268648102             12         800     Sole        NONE              800
Elan PLC ADR                            Common   284131208              8         300     Sole        NONE              300
Emerson Electric Co                     Common   291011104        153,509   2,189,857     Sole        NONE        2,189,857
Equifax Inc                             Common   294429105        124,218   4,420,569     Sole        NONE        4,420,569
Escrow Bonneville Pacific Corp          Common   098904998              0       1,091     Sole        NONE            1,091
Exxon Mobil Corp                        Common   30231G102            294       5,744     Sole        NONE            5,744
Fannie Mae                              Common   313586109        113,237   1,590,188     Sole        NONE        1,590,188
Fedex Corp                              Common   31428X106             49         500     Sole        NONE              500
Fifth Third Bancorp                     Common   316773100             11         225     Sole        NONE              225
Freddie Mac                             Common   313400301            125       1,700     Sole        NONE            1,700
Gannett Company                         Common   364730101        127,554   1,561,253     Sole        NONE        1,561,253
Genentech Inc                           Common   368710406             16         300     Sole        NONE              300
General Electric Co                     Common   369604103        163,408   4,476,930     Sole        NONE        4,476,930
Genuine Parts Co                        Common   372460105            528      11,974     Sole        NONE           11,974
Glaxosmithkline PLC Spons ADR           Common   37733W105            328       6,928     Sole        NONE            6,928
Heinz H J Co                            Common   423074103            302       7,742     Sole        NONE            7,742
Intel Corp                              Common   458140100            779      33,287     Sole        NONE           33,287
International Business Machines Corp    Common   459200101            302       3,067     Sole        NONE            3,067
J P Morgan Chase & Co                   Common   46625H100             27         700     Sole        NONE              700
Johnson & Johnson                       Common   478160104        127,965   2,017,737     Sole        NONE        2,017,737

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------
Kellogg Co                              Common   487836108             18         400     Sole        NONE              400
Lee Enterprises Inc                     Common   523768109             30         650     Sole        NONE              650
Lowes Cos Inc                           Common   548661107             46         800     Sole        NONE              800
Lucent Tech Inc Warrants 12/10/07       Common   549463131              1         543     Sole        NONE              543
MBNA Corp                               Common   55262L100        168,357   5,972,219     Sole        NONE        5,972,219
McDonald's Corp                         Common   580135101            233       7,277     Sole        NONE            7,277
McGraw Hill Companies                   Common   580645109        126,240   1,379,070     Sole        NONE        1,379,070
Medtronic Inc                           Common   585055106        117,834   2,372,345     Sole        NONE        2,372,345
Merck & Company                         Common   589331107             45       1,400     Sole        NONE            1,400
Microsoft Corp                          Common   594918104            793      29,681     Sole        NONE           29,681
Mittal Steel Company ADR                Common   60684P101             39       1,000     Sole        NONE            1,000
Mylan Laboratories Inc                  Common   628530107            227      12,824     Sole        NONE           12,824
Nestle SA ADR                           Common   641069406            392       6,000     Sole        NONE            6,000
New York Times Co Class A               Common   650111107              4         100     Sole        NONE              100
Nike Inc Cl B                           Common   654106103            469       5,166     Sole        NONE            5,166
Nordson Corp                            Common   655663102            184       4,600     Sole        NONE            4,600
Omnicom Group Inc                       Common   681919106        167,451   1,985,895     Sole        NONE        1,985,895
Park Ohio Bank                          Common   700666100              0           1     Sole        NONE                1
Patterson Companies                     Common   703395103        127,435   2,936,960     Sole        NONE        2,936,960
Paychex Inc                             Common   704326107         86,763   2,545,868     Sole        NONE        2,545,868
Pepsico Inc                             Common   713448108        111,321   2,132,587     Sole        NONE        2,132,587
Pfizer Inc                              Common   717081103        122,003   4,537,125     Sole        NONE        4,537,125
Plum Creek Timber Co                    Common   729251108             19         500     Sole        NONE              500
Portland Brewing Company                Common   736420100              0         300     Sole        NONE              300
Principal Financial Group, Inc.         Common   74251V102             11         279     Sole        NONE              279
Procter & Gamble Co                     Common   742718109        137,989   2,505,252     Sole        NONE        2,505,252
Qualcomm Inc                            Common   747525103            214       5,040     Sole        NONE            5,040
Reliance Steel And Aluminum Co          Common   759509102            214       5,500     Sole        NONE            5,500
Royal Dutch Pete Co NY Registry Sh Par  Common   780257804            275       4,800     Sole        NONE            4,800
Sara Lee Corp                           Common   803111103            102       4,225     Sole        NONE            4,225
Schlumberger Ltd                        Common   806857108             27         400     Sole        NONE              400
Stancorp Finl Group                     Common   852891100             22         270     Sole        NONE              270
Starbucks Corp                          Common   855244109            257       4,125     Sole        NONE            4,125
State Street Corp                       Common   857477103        133,408   2,715,953     Sole        NONE        2,715,953
Stryker Corp                            Common   863667101        182,210   3,776,377     Sole        NONE        3,776,377
Techne Corp                             Common   878377100             23         600     Sole        NONE              600
Time Warner Inc                         Common   887317105              7         375     Sole        NONE              375
Transamerica Income Shares              Common   893506105             33       1,500     Sole        NONE            1,500
US Bancorp                              Common   902973304            648      20,680     Sole        NONE           20,680
United Parcel Svc Cl B                  Common   911312106             64         750     Sole        NONE              750
Verizon Communications                  Common   92343V104             74       1,834     Sole        NONE            1,834
Vodafone Group                          Common   92857W100             59       2,160     Sole        NONE            2,160
WD 40 CO                                Common   929236107            157       5,543     Sole        NONE            5,543
Wal Mart Stores Inc                     Common   931142103             95       1,800     Sole        NONE            1,800
Walgreen Company                        Common   931422109            781      20,360     Sole        NONE           20,360
Washington Mutual Inc                   Common   939322103             79       1,875     Sole        NONE            1,875
Wells Fargo & Co                        Common   949746101            167       2,695     Sole        NONE            2,695
Weyerhaeuser Co                         Common   962166104            152       2,268     Sole        NONE            2,268
Wilmington Trust Corp                   Common   971807102            491      13,580     Sole        NONE           13,580
Worldcom Inc MCI Group Com              Common   98157D304              0          10     Sole        NONE               10
Wrigley Wm Jr Co                        Common   982526105            301       4,356     Sole        NONE            4,356
Wyeth                                   Common   983024100            437      10,249     Sole        NONE           10,249
Xilinx Inc                              Common   983919101             21         700     Sole        NONE              700
Zebra Technologies                      Common   989207105          1,163      20,663     Sole        NONE           20,663
                                                             ------------

                                                                3,109,440
                                                              ===========